Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 3 - Intangible Assets

Intangible assets, net is as follows:

September 30, 2017	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	7	$2,622,000	$(717,922)	$1,904,078
Customer Relationships	5	2,008,000	(769,741)	1,238,259
eBay Reputation Relationship	1	369,000	(369,000)	—
Non-Compete Agreement	1	283,000	(283,000)	—
Intangible assets, net		$5,282,000	$(2,139,663)	$3,142,337

December 31, 2016	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	7	$2,622,000	$(436,996)	$2,185,004
Customer Relationships	5	2,008,000	(468,538)	1,539,462
eBay Reputation Relationship	1	369,000	(369,000)	—
Non-Compete Agreement	1	283,000	(283,000)	—
Intangible assets, net		$5,282,000	$(1,557,534)	$3,724,466

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense amounted to $194,000 and $357,000 for the three months ended September 30, 2017 and 2016, respectively, and $582,000 and $1,071,000 for the nine months ended September 30, 2017 and 2016, respectively.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2017 (remaining three months)	$194,043
2018	776,171
2019	776,171
2020	709,230
2021	374,571
2022	312,151
$3,142,337

Note 5 – Intangible Assets, Net

Intangible assets, net is as follows:

December 31, 2016	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	7	$2,622,000	$(436,996)	$2,185,004
Customer Relationships	5	2,008,000	(468,538)	1,539,462
eBay Reputation Relationship	1	369,000	(369,000)	-
Non-Compete Agreement	1	283,000	(283,000)	-
Intangible assets, net		$5,282,000	$(1,557,534)	$3,724,466

December 31, 2015	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	7	$2,622,000	$(62,428)	$2,559,572
Customer Relationships	5	2,008,000	(66,934)	1,941,066
eBay Reputation Relationship	1	369,000	(61,500)	307,500
Non-Compete Agreement	1	283,000	(47,166)	235,834
Intangible assets, net		$5,282,000	$(238,028)	$5,043,972

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense amounted to $1,319,000 and $238,000 for the years ended December 31, 2016 and 2015, respectively.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2017	$776,171
2018	776,171
2019	776,171
2020	709,233
2021	374,571
Thereafter	312,149
$3,724,466